JPMorgan Growth Advantage Fund
Schedule of Portfolio Investments as of September 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.4%
Automobiles — 1.1%
Tesla, Inc. *	850	222,393
Beverages — 0.7%
Constellation Brands, Inc., Class A	526	135,569
Biotechnology — 3.0%
Alnylam Pharmaceuticals, Inc. *	400	110,089
Exact Sciences Corp. *	933	63,563
Natera, Inc. *	1,370	173,851
Regeneron Pharmaceuticals, Inc. *	257	270,413
		617,916
Broadline Retail — 5.9%
Amazon.com, Inc. *	6,471	1,205,673
Building Products — 1.3%
Trane Technologies plc	669	260,133
Capital Markets — 4.8%
Blackstone, Inc.	1,572	240,708
Goldman Sachs Group, Inc. (The)	310	153,477
Interactive Brokers Group, Inc., Class A	1,313	182,930
KKR & Co., Inc.	1,493	194,929
Moody's Corp.	462	219,432
		991,476
Commercial Services & Supplies — 0.9%
Copart, Inc. *	3,352	175,656
Communications Equipment — 0.7%
Arista Networks, Inc. *	367	140,661
Construction & Engineering — 1.3%
Quanta Services, Inc.	898	267,660
Construction Materials — 0.5%
Eagle Materials, Inc.	327	94,166
Distributors — 0.4%
Pool Corp.	241	90,833
Electrical Equipment — 2.1%
AMETEK, Inc.	999	171,527
Hubbell, Inc.	313	134,111
Vertiv Holdings Co., Class A	1,299	129,240
		434,878
Energy Equipment & Services — 1.0%
TechnipFMC plc (United Kingdom)	8,069	211,647
Entertainment — 2.0%
Netflix, Inc. *	377	267,696
Take-Two Interactive Software, Inc. *	870	133,668
		401,364

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Financial Services — 2.6%
Mastercard, Inc., Class A	1,086	536,321
Ground Transportation — 1.8%
Saia, Inc. *	286	125,245
Uber Technologies, Inc. *	3,244	243,800
		369,045
Health Care Equipment & Supplies — 2.4%
Cooper Cos., Inc. (The) *	1,382	152,481
Intuitive Surgical, Inc. *	697	342,502
		494,983
Health Care Providers & Services — 1.1%
McKesson Corp.	200	98,660
UnitedHealth Group, Inc.	228	133,603
		232,263
Hotels, Restaurants & Leisure — 3.5%
Booking Holdings, Inc.	57	238,444
Domino's Pizza, Inc.	248	106,874
DoorDash, Inc., Class A *	1,304	186,181
Hilton Worldwide Holdings, Inc.	401	92,320
Starbucks Corp.	1,036	100,947
		724,766
Household Durables — 0.7%
Garmin Ltd.	845	148,710
Industrial Conglomerates — 0.5%
3M Co.	749	102,331
Insurance — 1.1%
Progressive Corp. (The)	857	217,439
Interactive Media & Services — 10.0%
Alphabet, Inc., Class C	5,346	893,851
Meta Platforms, Inc., Class A	2,044	1,170,038
		2,063,889
IT Services — 0.6%
MongoDB, Inc. *	271	73,336
Snowflake, Inc., Class A *	511	58,712
		132,048
Life Sciences Tools & Services — 1.7%
IQVIA Holdings, Inc. *	326	77,222
Mettler-Toledo International, Inc. *	57	85,846
Thermo Fisher Scientific, Inc.	305	188,786
		351,854

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — 1.8%
Ingersoll Rand, Inc.	1,762	172,958
ITT, Inc.	1,283	191,810
		364,768
Media — 1.0%
Trade Desk, Inc. (The), Class A *	1,944	213,186
Oil, Gas & Consumable Fuels — 0.7%
EOG Resources, Inc.	1,197	147,165
Personal Care Products — 0.5%
elf Beauty, Inc. *	840	91,624
Pharmaceuticals — 3.3%
Eli Lilly & Co.	674	597,444
Intra-Cellular Therapies, Inc. *	1,137	83,202
		680,646
Professional Services — 0.8%
Booz Allen Hamilton Holding Corp.	967	157,303
Semiconductors & Semiconductor Equipment — 15.7%
Advanced Micro Devices, Inc. *	686	112,487
Broadcom, Inc.	3,751	647,085
Entegris, Inc.	1,277	143,640
Lam Research Corp.	201	164,282
NVIDIA Corp.	14,777	1,794,448
ON Semiconductor Corp. *	1,224	88,904
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	756	131,270
Teradyne, Inc.	1,116	149,517
		3,231,633
Software — 15.3%
Coreweave, Inc. ‡ * (a)	49	37,955
Crowdstrike Holdings, Inc., Class A *	294	82,520
HubSpot, Inc. *	263	139,827
Intuit, Inc.	482	299,579
Microsoft Corp.	4,395	1,890,935
Oracle Corp.	1,562	266,193
Palo Alto Networks, Inc. *	811	277,278
Synopsys, Inc. *	292	147,673
		3,141,960
Specialty Retail — 1.9%
Home Depot, Inc. (The)	314	127,260
TJX Cos., Inc. (The)	2,211	259,833
		387,093
Technology Hardware, Storage & Peripherals — 6.4%
Apple, Inc.	5,673	1,321,847

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Trading Companies & Distributors — 0.3%
Air Lease Corp.	1,333	60,388
Total Common Stocks (Cost $9,183,094)		20,421,287
Short-Term Investments — 0.6%
Investment Companies — 0.6%
JPMorgan Prime Money Market Fund Class IM Shares, 4.97% (b) (c) (Cost $129,262)	129,238	129,315
Total Investments — 100.0% (Cost $9,312,356)		20,550,602
Other Assets Less Liabilities — 0.0% ^		5,273
NET ASSETS — 100.0%		20,555,875

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Restricted security. See Note 2.B.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2024.

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Automobiles	$222,393	$—	$—	$222,393

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Beverages	$135,569	$—	$—	$135,569
Biotechnology	617,916	—	—	617,916
Broadline Retail	1,205,673	—	—	1,205,673
Building Products	260,133	—	—	260,133
Capital Markets	991,476	—	—	991,476
Commercial Services & Supplies	175,656	—	—	175,656
Communications Equipment	140,661	—	—	140,661
Construction & Engineering	267,660	—	—	267,660
Construction Materials	94,166	—	—	94,166
Distributors	90,833	—	—	90,833
Electrical Equipment	434,878	—	—	434,878
Energy Equipment & Services	211,647	—	—	211,647
Entertainment	401,364	—	—	401,364
Financial Services	536,321	—	—	536,321
Ground Transportation	369,045	—	—	369,045
Health Care Equipment & Supplies	494,983	—	—	494,983
Health Care Providers & Services	232,263	—	—	232,263
Hotels, Restaurants & Leisure	724,766	—	—	724,766
Household Durables	148,710	—	—	148,710
Industrial Conglomerates	102,331	—	—	102,331
Insurance	217,439	—	—	217,439
Interactive Media & Services	2,063,889	—	—	2,063,889
IT Services	132,048	—	—	132,048
Life Sciences Tools & Services	351,854	—	—	351,854
Machinery	364,768	—	—	364,768
Media	213,186	—	—	213,186
Oil, Gas & Consumable Fuels	147,165	—	—	147,165
Personal Care Products	91,624	—	—	91,624
Pharmaceuticals	680,646	—	—	680,646
Professional Services	157,303	—	—	157,303
Semiconductors & Semiconductor Equipment	3,231,633	—	—	3,231,633
Software	3,104,005	—	37,955	3,141,960
Specialty Retail	387,093	—	—	387,093
Technology Hardware, Storage & Peripherals	1,321,847	—	—	1,321,847
Trading Companies & Distributors	60,388	—	—	60,388
Total Common Stocks	20,383,332	—	37,955	20,421,287
Short-Term Investments
Investment Companies	129,315	—	—	129,315
Total Investments in Securities	$20,512,647	$—	$37,955	$20,550,602
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.97% (a) (b)	$195,828	$1,030,377	$1,097,008	$80	$38	$129,315	129,238	$3,120	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.91% (a) (b)	—	1,526	1,526	—	—	—	—	— (c)	—
Total	$195,828	$1,031,903	$1,098,534	$80	$38	$129,315		$3,120	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2024.
(c)	Amount rounds to less than one thousand.